TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 4) - Accumulated Impairment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Opening balance	$ (77,054)	$ (60,072)	$ (71,042)
Write-offs	8,249	20,910	10,120
(Increase) Decrease	(19,104)	(37,892)	850
Closing balance	$ (87,909)	$ (77,054)	$ (60,072)